Warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Mar. 28, 2024	Mar. 31, 2026	Dec. 31, 2025
Class of Warrant or Right [Line Items]
Share price	$ 12.00
Aggregate number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Weighted-average grant-date fair value of warrants granted		$ 0.42
Intrinsic value attributed to exercisable and unexercised		$ 0
Unrecognized compensation cost		$ 0
Warrants [Member]
Class of Warrant or Right [Line Items]
Weighted-average grant-date fair value of warrants granted		$ 0.42
Intrinsic value attributed to exercisable and unexercised		$ 17,367
Common Stock [Member]
Class of Warrant or Right [Line Items]
Share price		$ 18.00
Aggregate number of trading days for determining the share price		20 days
Number of consecutive trading days for determining the share price		30 days
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights minimum notice period to be given to warrant holders before redemption		30 days
Class of warrant or right, outstanding		11,499,982	11,499,982
Public Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price per share		$ 11.50
Private placement warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding		55,800,000	55,800,000
Private placement warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price per share		$ 11.50